ONEFUND S&P 500®
Schedule of Investments
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% Shares Fair Value
Communications — 10.24%
Airbnb, Inc., Class A
(a)
1,126 $ 147,968
Alphabet, Inc., Class A 15,503 2,934,718
Alphabet, Inc., Class C 12,705 2,419,540
AT&T, Inc. 18,628 424,160
Booking Holdings, Inc. 87 432,253
Charter Communications, Inc., Class A
(a)
255 87,406
Comcast Corp., Class A 10,034 376,576
Electronic Arts, Inc. 629 92,023
Expedia Group, Inc.
(a)
339 63,166
Fox Corp., Class A 618 30,022
Fox Corp., Class B 342 15,643
GoDaddy, Inc., Class A
(a)
365 72,040
Interpublic Group of Companies, Inc. 990 27,740
Match Group, Inc.
(a)
702 22,962
Meta Platforms, Inc., Class A 5,783 3,386,004
Netflix, Inc.
(a)
1,137 1,013,431
News Corp., Class A 982 27,045
News Corp., Class B 296 9,007
Omnicom Group, Inc. 512 44,052
Paramount Global, Class B 1,248 13,054
Take-Two Interactive Software, Inc.
(a)
410 75,473
T-Mobile US, Inc. 1,273 280,989
Uber Technologies, Inc.
(a)
5,458 329,227
VeriSign, Inc.
(a)
224 46,359
Verizon Communications, Inc. 11,040 441,489
Walt Disney Co. (The) 4,755 529,469
Warner Bros. Discovery, Inc.
(a)
5,736 60,630
13,402,446
Consumer Discretionary — 11.01%
Amazon.com, Inc.
(a)
24,713 5,421,786
Aptiv Holdings Ltd.
(a)
720 43,546
AutoZone, Inc.
(a)
45 144,090
Axon Enterprise, Inc.
(a)
182 108,166
Best Buy Co., Inc. 495 42,471
BorgWarner, Inc. 593 18,851
Builders FirstSource, Inc.
(a)
318 45,452
Caesars Entertainment, Inc.
(a)
557 18,615
CarMax, Inc.
(a)
408 33,358
Carnival Corp.
(a)
2,605 64,917
Chipotle Mexican Grill, Inc.
(a)
3,557 214,487
Copart, Inc.
(a)
2,259 129,644
D.R. Horton, Inc. 773 108,081
Darden Restaurants, Inc. 308 57,501
Deckers Outdoor Corp.
(a)
397 80,627
Domino's Pizza, Inc. 90 37,778

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Consumer Discretionary — 11.01% - continued
eBay, Inc. 1,341 $ 83,075
Ford Motor Co. 10,089 99,881
General Motors Co. 2,983 158,904
Genuine Parts Co. 362 42,267
Hasbro, Inc. 338 18,898
Hilton Worldwide Holdings, Inc. 652 161,148
Home Depot, Inc. (The) 2,622 1,019,932
Las Vegas Sands Corp. 954 48,997
Lennar Corp., Class A 639 87,140
Live Nation Entertainment, Inc.
(a)
367 47,527
LKQ Corp. 692 25,431
Lowe's Companies, Inc. 1,481 365,510
Lululemon Athletica, Inc.
(a)
297 113,576
Marriott International, Inc., Class A 638 177,964
Masco Corp. 568 41,220
McDonald's Corp. 1,886 546,732
MGM Resorts International
(a)
706 24,463
Mohawk Industries, Inc.
(a)
137 16,321
NIKE, Inc., Class B 3,121 236,165
Norwegian Cruise Lines Holdings Ltd.
(a)
1,100 28,303
NVR, Inc.
(a)
8 65,431
O'Reilly Automotive, Inc.
(a)
151 179,056
Pool Corp. 100 34,094
PulteGroup, Inc. 548 59,677
Ralph Lauren Corp. 100 23,098
Ross Stores, Inc. 870 131,605
Royal Caribbean Cruises Ltd. 610 140,721
Starbucks Corp. 2,944 268,640
Tapestry, Inc. 593 38,741
Tesla, Inc.
(a)
7,338 2,963,379
TJX Companies, Inc. (The) 2,936 354,698
Tractor Supply Co. 1,396 74,072
Ulta Beauty, Inc.
(a)
125 54,366
Wynn Resorts Ltd. 246 21,195
Yum! Brands, Inc. 726 97,400
14,418,997
Consumer Staples — 5.53%
Altria Group, Inc. 4,432 231,749
Archer-Daniels-Midland Co. 1,378 69,617
Brown-Forman Corp., Class B 467 17,737
Bunge Global SA 375 29,160
Campbell Soup Co. 508 21,275
Church & Dwight Co., Inc. 637 66,700
Clorox Co. (The) 321 52,134
Coca-Cola Co. (The) 10,267 639,224
Colgate-Palmolive Co. 2,123 193,002

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Consumer Staples — 5.53% - continued
Conagra Brands, Inc. 1,235 $ 34,271
Constellation Brands, Inc., Class A 416 91,936
Costco Wholesale Corp. 1,166 1,068,370
Dollar General Corp. 567 42,990
Dollar Tree, Inc.
(a)
535 40,093
Estee Lauder Companies, Inc. (The), Class A 602 45,138
General Mills, Inc. 1,468 93,613
Hershey Co. (The) 387 65,538
Hormel Foods Corp. 750 23,528
J.M. Smucker Co. (The) 274 30,173
Kellogg Co. 682 55,222
Kenvue, Inc. 4,458 95,178
Keurig Dr Pepper, Inc. 2,694 86,531
Kimberly-Clark Corp. 871 114,136
Kraft Heinz Co. (The) 2,062 63,324
Kroger Co. (The) 1,711 104,628
Lamb Weston Holdings, Inc. 373 24,928
McCormick & Co., Inc., Non-Voting Shares 649 49,480
Molson Coors Brewing Co., Class B 479 27,456
Mondelez International, Inc., Class A 3,470 207,263
Monster Beverage Corp.
(a)
1,909 100,337
PepsiCo, Inc. 3,632 552,282
Philip Morris International, Inc. 4,108 494,398
Procter & Gamble Co. (The) 6,230 1,044,459
Sysco Corp. 1,286 98,327
Target Corp. 1,203 162,622
Tyson Foods, Inc., Class A 740 42,506
Walgreens Boots Alliance, Inc. 1,850 17,261
Wal-Mart Stores, Inc. 11,493 1,038,392
7,234,978
Energy — 3.19%
APA Corp. 784 18,103
Baker Hughes Co., Class A 2,587 106,119
Chevron Corp. 4,490 650,332
ConocoPhillips 3,402 337,376
Coterra Energy, Inc. 1,945 49,675
Devon Energy Corp. 1,657 54,234
Diamondback Energy, Inc. 463 75,853
Enphase Energy, Inc.
(a)
351 24,107
EOG Resources, Inc. 1,477 181,051
EQT Corp. 1,066 49,153
Exxon Mobil Corp. 11,754 1,264,377
First Solar, Inc.
(a)
276 48,642
Halliburton Co. 2,301 62,564
Hess Corp. 711 94,570
Kinder Morgan, Inc. 4,999 136,973

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Energy — 3.19% - continued
Marathon Petroleum Corp. 950 $ 132,525
Occidental Petroleum Corp. 1,702 84,096
ONEOK, Inc. 1,505 151,102
Phillips 66 1,111 126,576
Schlumberger Ltd. 3,689 141,436
Targa Resources Corp. 576 102,816
Texas Pacific Land Corp. 1 1,106
Valero Energy Corp. 881 108,002
Williams Companies, Inc. (The) 3,145 170,207
4,170,995
Financials — 10.08%
Aflac, Inc. 1,361 140,782
Allstate Corp. (The) 679 130,904
American Express Co. 1,459 433,016
American International Group, Inc. 1,813 131,986
Ameriprise Financial, Inc. 259 137,899
Aon PLC, Class A 564 202,566
Apollo Global Management Inc. 13 2,147
Arch Capital Group Ltd.
(a)
959 88,564
Arthur J. Gallagher & Co. 560 158,956
Assurant, Inc. 135 28,785
Bank of America Corp. 17,858 784,859
Bank of New York Mellon Corp. (The) 1,962 150,740
Berkshire Hathaway, Inc., Class B
(a)
4,851 2,198,861
BlackRock, Inc. 361 370,065
Blackstone Group L.P. (The), Class A 1,871 322,598
Brown & Brown, Inc. 611 62,334
Capital One Financial Corp. 983 175,289
Cboe Global Markets, Inc. 273 53,344
Charles Schwab Corp. (The) 3,881 287,233
Chubb Ltd. 976 269,669
Cincinnati Financial Corp. 406 58,342
Citigroup, Inc. 4,956 348,853
Citizens Financial Group, Inc. 1,205 52,731
CME Group, Inc. 936 217,367
Discover Financial Services 646 111,907
ERIE Indeminty Co., Class A
(a)
65 26,795
Everest Re Group, Ltd. 112 40,596
Fifth Third Bancorp 1,761 74,455
Franklin Resources, Inc. 775 15,725
Globe Life, Inc. 220 24,534
Hartford Financial Services Group, Inc. (The) 772 84,457
Huntington Bancshares, Inc. 3,745 60,931
Intercontinental Exchange, Inc. 1,492 222,323
Invesco Ltd. 1,162 20,312
JPMorgan Chase & Co. 7,536 1,806,455

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Financials — 10.08% - continued
KeyCorp 2,422 $ 41,513
KKR & Co. LP 1,752 259,138
Loews Corp. 471 39,889
M&T Bank Corp. 430 80,844
Marsh & McLennan Companies, Inc. 1,277 271,248
MetLife, Inc. 1,586 129,862
Morgan Stanley 3,236 406,830
Nasdaq, Inc. 881 68,110
Northern Trust Corp. 530 54,325
PayPal Holdings, Inc.
(a)
2,655 226,604
PNC Financial Services Group, Inc. (The) 1,033 199,215
Principal Financial Group, Inc. 567 43,891
Progressive Corp. (The) 1,521 364,447
Prudential Financial, Inc. 933 110,588
Raymond James Financial, Inc. 486 75,490
Regions Financial Corp. 2,389 56,189
State Street Corp. 781 76,655
Synchrony Financial 1,051 68,315
T. Rowe Price Group, Inc. 579 65,479
Travelers Companies, Inc. (The) 590 142,125
Truist Financial Corp. 3,448 149,574
U.S. Bancorp 4,054 193,903
W.R. Berkley Corp. 787 46,055
Wells Fargo & Co. 9,012 633,003
Willis Towers Watson PLC 265 83,009
13,182,681
Health Care — 10.08%
Abbott Laboratories 4,615 522,003
AbbVie, Inc. 4,671 830,036
Agilent Technologies, Inc. 757 101,695
Align Technology, Inc.
(a)
184 38,366
AmerisourceBergen Corp. 428 96,163
Amgen, Inc. 1,396 363,852
Baxter International, Inc. 1,313 38,287
Becton, Dickinson and Co. 751 170,379
Biogen, Inc.
(a)
374 57,192
Bio-Techne Corp. 407 29,316
Boston Scientific Corp.
(a)
3,826 341,738
Bristol-Myers Squibb Co. 5,267 297,902
Cardinal Health, Inc. 629 74,392
Centene Corp.
(a)
1,382 83,722
Charles River Laboratories International, Inc.
(a)
132 24,367
Cigna Corp. 726 200,477
Cooper Companies, Inc. (The)
(a)
514 47,252
CVS Health Corp. 3,268 146,701
Danaher Corp. 1,670 383,349

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Health Care — 10.08% - continued
DaVita, Inc.
(a)
139 $ 20,787
DexCom, Inc.
(a)
996 77,459
Edwards LifeSciences Corp.
(a)
1,567 116,005
Elevance Health, Inc. 603 222,447
Eli Lilly & Co. 2,098 1,619,656
GE HealthCare Technologies, Inc. 1,048 81,933
Gilead Sciences, Inc. 3,235 298,817
HCA Healthcare, Inc. 483 144,972
Henry Schein, Inc.
(a)
336 23,251
Hologic, Inc.
(a)
607 43,759
Humana, Inc. 317 80,426
IDEXX Laboratories, Inc.
(a)
215 88,890
Incyte Corp.
(a)
481 33,223
Insulet Corp.
(a)
181 47,254
Intuitive Surgical, Inc.
(a)
930 485,423
IQVIA Holdings, Inc.
(a)
472 92,753
Johnson & Johnson 6,362 920,072
Labcorp Holdings, Inc. 219 50,221
McKesson Corp. 337 192,060
Medtronic PLC 3,333 266,240
Merck & Co., Inc. 6,697 666,218
Mettler-Toledo International, Inc.
(a)
56 68,526
Moderna, Inc.
(a)
858 35,676
Molina Healthcare, Inc.
(a)
150 43,658
PerkinElmer, Inc. 320 35,715
Pfizer, Inc. 14,722 390,575
Quest Diagnostics, Inc. 287 43,297
Regeneron Pharmaceuticals, Inc.
(a)
275 195,891
ResMed, Inc. 380 86,902
Solventum Corp.
(a)
357 23,583
STERIS PLC 255 52,418
Stryker Corp. 891 320,805
Teleflex, Inc. 121 21,536
Thermo Fisher Scientific, Inc. 1,013 526,992
UnitedHealth Group, Inc. 2,431 1,229,745
Universal Health Services, Inc., Class B 158 28,348
Vertex Pharmaceuticals, Inc.
(a)
670 269,809
Viatris, Inc. 3,102 38,620
Waters Corp.
(a)
153 56,760
West Pharmaceutical Services, Inc. 191 62,564
Zimmer Biomet Holdings, Inc. 540 57,040
Zoetis, Inc., Class A 1,177 191,769
13,199,284
Industrials — 7.38%
3M Co. 1,427 184,211
A.O. Smith Corp. 317 21,623

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Industrials — 7.38% - continued
Allegion PLC 227 $ 29,664
AMETEK, Inc. 597 107,615
Amphenol Corp., Class A 3,128 217,240
Boeing Co. (The)
(a)
1,523 269,571
Carrier Global Corp. 2,181 148,875
Caterpillar, Inc. 1,288 467,234
CH Robinson Worldwide, Inc. 301 31,099
Cintas Corp. 890 162,603
CSX Corp. 5,037 162,544
Cummins, Inc. 367 127,936
Deere & Co. 665 281,761
Delta Air Lines, Inc. 1,655 100,128
Dover Corp. 362 67,911
Eaton Corp. PLC 1,035 343,486
Emerson Electric Co. 1,478 183,169
Expeditors International of Washington, Inc. 375 41,539
Fastenal Co. 1,480 106,427
FedEx Corp. 595 167,391
Fortive Corp. 907 68,025
GE Vernova LLC
(a)
714 234,856
Generac Holdings, Inc.
(a)
159 24,653
General Dynamics Corp. 670 176,538
General Electric Co. 2,862 477,353
Honeywell International, Inc. 1,691 381,980
Howmet Aerospace Inc. 1,012 110,682
Hubbell, Inc. 139 58,226
Huntington Ingalls Industries, Inc. 102 19,275
IDEX Corp. 196 41,021
Illinois Tool Works, Inc. 702 177,999
Ingersoll Rand, Inc. 1,047 94,712
Jacobs Solutions, Inc. 325 43,427
JB Hunt Transport Services, Inc. 211 36,009
Johnson Controls International PLC 1,762 139,075
Keysight Technologies, Inc.
(a)
452 72,605
L3Harris Technologies, Inc. 491 103,247
Lennox International, Inc. 1 609
Lockheed Martin Corp., Class B 551 267,753
Nordson Corp. 141 29,503
Norfolk Southern Corp. 584 137,065
Northrop Grumman Corp. 358 168,006
Old Dominion Freight Line, Inc. 463 81,673
Otis Worldwide Corp. 1,049 97,148
PACCAR, Inc. 1,352 140,635
Parker-Hannifin Corp. 334 212,434
Pentair PLC 427 42,973
Quanta Services, Inc. 375 118,518

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Industrials — 7.38% - continued
Republic Services, Inc. 528 $ 106,223
Rockwell Automation, Inc. 296 84,594
Rollins, Inc. 726 33,650
Roper Technologies, Inc. 276 143,479
RTX Corp. 3,456 399,929
Snap-on, Inc. 137 46,509
Southwest Airlines Co. 1,543 51,876
Stanley Black & Decker, Inc. 397 31,875
TE Connectivity PLC 799 114,233
Teledyne Technologies, Inc.
(a)
121 56,160
Textron, Inc. 506 38,704
Trane Technologies PLC 587 216,808
Transdigm Group, Inc. 146 185,023
Trimble, Inc.
(a)
643 45,434
Union Pacific Corp. 1,583 360,987
United Airlines Holdings, Inc.
(a)
848 82,341
United Parcel Service, Inc., Class B 1,903 239,968
United Rentals, Inc. 174 122,572
Veralto Corp. 569 57,953
W.W. Grainger, Inc. 114 120,162
Wabtec Corp. 463 87,780
Waste Management, Inc. 949 191,499
Xylem, Inc. 623 72,280
9,668,066
Materials — 1.87%
Air Products & Chemicals, Inc. 578 167,643
Albemarle Corp. 303 26,082
Amcor PLC 3,736 35,156
Avery Dennison Corp. 208 38,923
Ball Corp. 815 44,931
Celanese Corp. 259 17,925
CF Industries Holdings, Inc. 494 42,148
Corteva, Inc. 1,814 103,325
Dow, Inc. 1,816 72,876
DuPont de Nemours, Inc. 1,111 84,714
Eastman Chemical Co. 303 27,670
Ecolab, Inc. 655 153,480
FMC Corp. 323 15,701
Freeport-McMoRan, Inc. 3,707 141,163
International Flavors & Fragrances, Inc. 659 55,718
International Paper Co. 895 48,169
Linde PLC 1,282 536,735
LyondellBasell Industries N.V., Class A 662 49,167
Martin Marietta Materials, Inc. 160 82,640
Mosaic Co. (The) 844 20,746
Newmont Corp. 2,978 110,841

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Materials — 1.87% - continued
Nucor Corp. 636 $ 74,228
Packaging Corporation of America 230 51,779
PPG Industries, Inc. 610 72,865
Sherwin-Williams Co. (The) 603 204,978
Smurfit WestRock PLC 666 35,871
Steel Dynamics, Inc. 392 44,715
Vulcan Materials Co. 343 88,230
2,448,419
Real Estate — 2.00%
Alexandria Real Estate Equities, Inc. 407 39,703
American Tower Corp. 1,214 222,661
AvalonBay Communities, Inc. 366 80,509
Boston Properties, Inc. 373 27,736
Camden Property Trust 276 32,027
CBRE Group, Inc., Class A
(a)
769 100,962
Crown Castle International Corp. 1,121 101,742
Digital Realty Trust, Inc. 782 138,672
Equinix, Inc. 247 232,894
Equity Residential 892 64,010
Essex Property Trust, Inc. 166 47,383
Extra Space Storage, Inc. 546 81,682
Federal Realty Investment Trust 190 21,271
Healthpeak Properties, Inc. 1,830 37,094
Host Hotels & Resorts, Inc. 1,824 31,956
Invitation Homes, Inc. 1,488 47,571
Iron Mountain, Inc. 755 79,358
Kimco Realty Corp. 1,722 40,346
Mid-America Apartment Communities, Inc. 301 46,526
Prologis, Inc. 2,405 254,208
Public Storage 409 122,471
Realty Income Corp. 2,150 114,832
Regency Centers Corp. 425 31,420
SBA Communications Corp., Class A 279 56,860
Simon Property Group, Inc. 842 145,001
UDR, Inc. 783 33,990
Ventas, Inc. 1,041 61,304
VICI Properties, Inc. 2,688 78,516
Welltower, Inc. 1,504 189,549
Weyerhaeuser Co. 1,886 53,091
2,615,345
Technology — 35.61%
Accenture PLC, Class A 1,662 584,675
Adobe, Inc.
(a)
1,170 520,276
Advanced Micro Devices, Inc.
(a)
4,293 518,551
Akamai Technologies, Inc.
(a)
389 37,208
Analog Devices, Inc. 1,290 274,073

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Technology — 35.61% - continued
ANSYS, Inc.
(a)
225 $ 75,899
Apple, Inc. 40,213 10,070,140
Applied Materials, Inc. 2,151 349,817
Arista Networks Inc
(a)
2,674 295,557
Autodesk, Inc.
(a)
553 163,450
Automatic Data Processing, Inc. 1,060 310,294
Broadcom, Inc. 12,305 2,852,792
Broadridge Financial Solutions, Inc. 304 68,731
Cadence Design Systems, Inc.
(a)
711 213,627
CDW Corp. 347 60,392
Cisco Systems, Inc. 10,661 631,131
Cognizant Technology Solutions Corp., Class A 1,288 99,047
Corning, Inc. 1,985 94,327
Corpay, Inc.
(a)
187 63,285
CoStar Group, Inc.
(a)
1,056 75,599
Crowdstrike Holdings, Inc.
(a)
600 205,296
Dayforce, Inc.
(a)
404 29,347
Dell Technologies, Inc., Class C 748 86,200
EPAM Systems, Inc.
(a)
150 35,073
Equifax, Inc. 319 81,297
F5, Inc.
(a)
152 38,223
FactSet Research Systems, Inc. 98 47,067
Fair Isaac Corp.
(a)
65 129,410
Fidelity National Information Services, Inc. 1,531 123,659
Fiserv, Inc.
(a)
1,496 307,308
Fortinet, Inc.
(a)
1,648 155,703
Garmin Ltd. 396 81,679
Gartner, Inc.
(a)
202 97,863
Gen Di gital, Inc. 1,449 39,674
Global Payments, Inc. 672 75,304
Hewlett Packard Enterprise Co. 3,361 71,757
HP, Inc. 2,254 73,548
Intel Corp. 11,087 222,294
International Business Machines Corp. 2,428 533,747
Intuit, Inc. 726 456,291
Jabil, Inc. 329 47,343
Jack Henry & Associates, Inc. 189 33,132
Juniper Networks, Inc. 832 31,158
KLA Corp. 350 220,542
Lam Research Corp. 3,385 244,499
Leidos Holdings, Inc. 356 51,285
MarketAxess Holdings, Inc. 98 22,152
MasterCard, Inc., Class A 2,184 1,150,030
Microchip Technology, Inc. 1,397 80,118
Micron Technology, Inc. 2,881 242,465
Microsoft Corp. 19,656 8,285,004

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Technology — 35.61% - continued
Monolithic Power Systems, Inc. 124 $ 73,371
Moody's Corp. 407 192,662
Motorola Solutions, Inc. 434 200,608
MSCI, Inc. 205 123,002
NetApp, Inc. 532 61,755
NVIDIA Corp. 65,067 8,737,848
NXP Semiconductors NV 665 138,220
ON Semiconductor Corp.
(a)
1,104 69,607
Oracle Corp. 4,239 706,387
Palantir Technologies, Inc., Class A
(a)
5,232 395,696
Palo Alto Networks, Inc.
(a)
1,683 306,239
Paychex, Inc. 827 115,962
Paycom Software, Inc. 124 25,416
PTC, Inc.
(a)
310 57,000
Qualcomm, Inc. 2,936 451,028
S&P Global, Inc. 831 413,863
Salesforce, Inc. 2,574 860,565
Seagate Technology PLC 503 43,414
ServiceNow, Inc.
(a)
541 573,525
Skyworks Solutions, Inc. 414 36,714
Super Micro Computer, Inc.
(a)
1,256 38,283
Synopsys, Inc.
(a)
398 193,173
Teradyne, Inc. 395 49,738
Texas Instruments, Inc. 2,395 449,086
Tyler Technologies, Inc.
(a)
108 62,277
Verisk Analytics, Inc. 375 103,286
Visa, Inc., Class A 4,417 1,395,949
Western Digital Corp.
(a)
839 50,030
Workday, Inc., Class A
(a)
6 1,548
Zebra Technologies Corp., Class A
(a)
133 51,367
46,634,958
Utilities — 2.18%
AES Corp. 1,731 22,278
Alliant Energy Corp. 660 39,032
Ameren Corp. 680 60,615
American Electric Power Co., Inc. 1,359 125,341
American Water Works Co., Inc. 503 62,619
Atmos Energy Corp. 390 54,315
CenterPoint Energy, Inc. 1,632 51,783
CMS Energy Corp. 762 50,787
Consolidated Edison, Inc. 892 79,593
Constellation Energy Corp. 812 181,653
Dominion Energy, Inc. 2,164 116,553
DTE Energy Co. 533 64,360
Duke Energy Corp. 2,006 216,126
Edison International 991 79,121

ONEFUND S&P 500®
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Utilities — 2.18% - continued
Entergy Corp. 1,093 $ 82,871
Evergy, Inc. 594 36,561
Eversource Energy 904 51,917
Exelon Corp. 2,573 96,848
FirstEnergy Corp. 1,335 53,106
NextEra Energy, Inc. 5,337 382,609
Nisource, Inc. 1,070 39,333
NRG Energy, Inc. 583 52,598
PG&E Corp. 5,517 111,333
Pinnacle West Capital Corp. 293 24,838
PPL Corp. 1,906 61,869
Public Service Enterprise Group, Inc. 1,289 108,908
Sempra Energy 1,628 142,808
Southern Co. (The) 2,840 233,789
Vistra Energy Corp. 10 1,379
WEC Energy Group, Inc. 815 76,643
Xcel Energy, Inc. 1,427 96,351
2,857,937
Total Common Stocks (Cost $81,946,833) 129,834,106
EXCHANGE-TRADED FUNDS — 0.40% Shares Fair Value
SPDR® S&P 500® ETF Trust 890 521,611
Total Exchange-Traded Funds (Cost $501,627) 521,611
COMMON STOCKS — 0.35%
Principal
Amount Fair Value
Total Investments — 99.92% (Cost $82,679,194) 130,825,266
Other Assets in Excess of Liabilities — 0.08% 102,723
NET ASSETS — 100.00% $ 130,927,989
(a) Non-income producing security.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt